Provisions (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of other provisions [abstract]
Changes in provisions	The changes in provisions are as follows:

	As of March 31,
(In millions)	2024	2025
Beginning balance	¥225	¥120
Provisions made during the year	35	339
Provisions used during the year	(38)	(120)
Provisions reversed during the year	(102)	—
Unwind of discount	—	1
Ending balance	120	340
Current portion	120	—
Non-current portion	—	340
Total	¥120	¥340